Losses and Loss Expenses - Asbestos and Environmental Exposures Claims Discussion (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2006	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2006 Asbestos and environmental claims	Dec. 31, 2013 Asbestos and environmental claims	Dec. 31, 2012 Asbestos and environmental claims	Dec. 31, 2011 Asbestos and environmental claims	Dec. 31, 2013 Asbestos claims claims	Dec. 31, 2012 Asbestos claims claims	Dec. 31, 2011 Asbestos claims claims	Dec. 31, 2013 Environmental claims claims	Dec. 31, 2012 Environmental claims claims	Dec. 31, 2011 Environmental claims claims
Reconciliation of opening and closing unpaid losses and loss expenses related to asbestos and environmental exposure claims:
Total number of claims outstanding, beginning of period								1,073	1,038	1,200	354	362	417
New claims reported								178	236	106	34	60	36
Claims resolved								(154)	(201)	(268)	(50)	(68)	(91)
Total number of claims outstanding, end of period								1,097	1,073	1,038	338	354	362
Other details:
Claim files due to precautionary claim notices, percentage					37.00%	42.00%	43.00%
Losses acquired through loss portfolio transfer contract	$ 40.2			$ 18.3
Combined aggregate limit on reserves acquired	$ 60.0
Net asbestos and environmental reserves to total reserves, percentage		1.00%	1.00%